SCHEDULE OF INCOME TAX PROVISIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax expense at the statutory rate					$ 82,000	$ 36,000
Permanent differences					7,000	9,000
Other					(24,000)	(9,000)
Change in valuation allowance
Total		$ 35,203		$ 35,203	$ 65,458	$ 35,520